Equity-method investees - Summary of Changes in Carrying Amount of Equity-method investees (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Beginning balance	€ 41,342	€ 40,220
Share of profit for the year	1,455	1,011	€ (290)
Share of other comprehensive income	(373)	111	(246)
Dividends received	(2,335)
Ending balance	40,089	41,342	40,220
Share of profit/(loss) of equity-method investees	1,455	1,011	(290)
Nars Miami LLC [member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Beginning balance	106	87
Share of profit for the year		19
Share of other comprehensive income	(8)
Ending balance	98	106	87
Share of profit/(loss) of equity-method investees		19
Natuzzi Trading (Shanghai) Co., Ltd [member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Beginning balance	41,236	40,133
Share of profit for the year	1,455	992
Share of other comprehensive income	(365)	111
Dividends received	(2,335)
Ending balance	39,991	41,236	€ 40,133
Share of profit/(loss) of equity-method investees	€ 1,455	€ 992